Consolidated Statements of Comprehensive Income/ (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income/ (Loss)
Net Income	$ 95,298	$ 134,761	$ 115,754
Other Comprehensive income/(loss:)
Unrealized interest rate swap gains/(losses)	3,272	(5,495)	16,140
Realized loss on cash flow hedges associated with capitalized interest	(3,272)	(21,523)	(6,253)
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	722	0	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	9,816	0	0
Actuarial gains/(losses)	(942)	424	570
Other comprehensive income/(loss)	9,596	(26,594)	10,457
Comprehensive income	$ 104,894	$ 108,167	$ 126,211